UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03031

Morgan Stanley Tax-Free Daily Income Trust

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Mary E. Mullin, Esq.

Managing Director

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant's telephone number, including area code:   800-548-7786

Date of fiscal year end:   12/31

Date of reporting period:   7/1/20 – 6/30/21

*******************************FORM N - Px REPORT*******************************

ICA File Number: 811-03031
Reporting Period: 07/01/2020 - 06/30/2021
Morgan Stanley Tax-Free Daily Income Trust

================== Morgan Stanley Tax-Free Daily Income Trust ==================

WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:        MMU                            Security ID:  95766M709
Meeting Date:  OCT 23, 2020                   Meeting Type: Annual
Record Date:   SEP 01, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Robert D. Agdern         For       For          Management
1.2   Elect Director William R. Hutchinson    For       For          Management
2     Ratify PricewaterhouseCoopers LLP as    For       For          Management
      Auditors

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WESTERN ASSET MANAGED MUNICIPALS FUND INC.

Ticker:        MMU                            Security ID:  95766M709
Meeting Date:  JUL 06, 2020                   Meeting Type: Special
Record Date:   MAR 09, 2020

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve New Management Agreement with   For       For          Management
      Legg Mason Partners Fund Advisor, LLC
2C    Approve Subadvisory Agreement with      For       For          Management
      Western Asset Management Company, LLC

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):   Morgan Stanley Tax-Free Daily Income Trust

By (Signature and Title)*	/s/ John H. Gernon
John H. Gernon
President and Principal Executive Officer

Date   August 27, 2021

* Print the name and title of each signing officer under his or her signature.